Line of Credit - Additional Information (Details) - USD ($) $ in Thousands			1 Months Ended
	Apr. 13, 2021	Jul. 18, 2019	Apr. 30, 2021	Jul. 31, 2019	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Nov. 30, 2019
Line Of Credit Facility [Line Items]
Available amount under line of credit									$ 125,000	$ 30,000
Restricted Cash					$ 0	$ 4,800			4,800	$ 0
Captive Insurance Letter of Credit
Line Of Credit Facility [Line Items]
Restricted Cash						1,800		$ 1,800
Amended And Restated Loan And Security Agreement
Line Of Credit Facility [Line Items]
Aggregate principal amount	$ 480,000		$ 480,000
Delay Draw Term Loan Facility
Line Of Credit Facility [Line Items]
Revolving line of credit amount	12,100		12,100
Aggregate principal amount	100,000		100,000
Minimum | Amended And Restated Loan And Security Agreement
Line Of Credit Facility [Line Items]
Aggregate principal amount						350,000
Maximum | Amended And Restated Loan And Security Agreement
Line Of Credit Facility [Line Items]
Aggregate principal amount			480,000			480,000
Maximum | Delay Draw Term Loan Facility
Line Of Credit Facility [Line Items]
Aggregate principal amount	$ 55,000		$ 55,000
Revolving Credit Facility
Line Of Credit Facility [Line Items]
Revolving line of credit amount		$ 170,000
Debt instrument fee amount									0
Available amount under line of credit					$ 46,200	$ 22,000			$ 125,000
Line of credit facility effective interest rate									4.00%	2.21%
Debt Instrument, interest rate, effective percentage					6.70%	3.30%	3.10%		4.00%
Revolving Credit Facility | London Inter bank Offered Rates LIBOR [Member] | Minimum
Line Of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate	1.25%	1.25%	1.25%
Revolving Credit Facility | London Inter bank Offered Rates LIBOR [Member] | Maximum
Line Of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate	1.75%	1.50%	1.75%
Accounts Receivable And Inventory Revolving Facility
Line Of Credit Facility [Line Items]
Aggregate principal amount	$ 230,000		$ 230,000
Capital Expenditure Facility
Line Of Credit Facility [Line Items]
Aggregate principal amount	50,000		50,000			$ 50,000
Term Loan
Line Of Credit Facility [Line Items]
Aggregate principal amount			$ 100,000
Loan And Security Agreement | Delay Draw Term Loan Facility
Line Of Credit Facility [Line Items]
Borrowing capacity under the credit facility	100,000
Loan And Security Agreement | Revolving Credit Facility
Line Of Credit Facility [Line Items]
Borrowing capacity under the credit facility	480,000			$ 335,000							$ 350,000
Allowable aggregate borrowing capacity increased amount											$ 200,000
Line of credit maturity date				2024-07
Loan And Security Agreement | Revolving Credit Facility | London Inter bank Offered Rates LIBOR [Member] | Minimum
Line Of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate				1.25%
Loan And Security Agreement | Revolving Credit Facility | London Inter bank Offered Rates LIBOR [Member] | Maximum
Line Of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate				1.75%
Loan And Security Agreement | Accounts Receivable And Inventory Revolving Facility
Line Of Credit Facility [Line Items]
Borrowing capacity under the credit facility	230,000
Loan And Security Agreement | Accounts Receivable And Inventory Revolving Facility | Maximum
Line Of Credit Facility [Line Items]
Aggregate principal amount				$ 185,000
Loan And Security Agreement | Capital Expenditure Facility
Line Of Credit Facility [Line Items]
Borrowing capacity under the credit facility	50,000
Loan And Security Agreement | Term Loan
Line Of Credit Facility [Line Items]
Borrowing capacity under the credit facility	$ 100,000